Accounts Receivable - Schedule of Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 664	$ 868
Allowance for doubtful accounts	(29)	(35)	$ (61)
Accounts receivable, net	635	833
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	297	427
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 367	$ 441